Schedule of Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
EARNINGS PER SHARE — basic and diluted*
Net loss	$ (197)	$ (81)	$ (2,998)	$ (11,212)
Dividend on convertible exchangeable preferred shares	$ (20)		(61)
Deemed dividend on warrant exchange			(11,033)
Net loss attributable to common shareholders			$ (14,092)	$ (11,212)
Weighted-average number of common shares used in loss per share - basic	5,458,564	365,231	2,185,075	22,314
Weighted-average number of common shares used in loss per share - diluted	5,458,564	365,231	2,185,075	22,314
Loss per share - basic			$ (6.45)	$ (502.46)
Loss per share - diluted			$ (6.45)	$ (502.46)